Restricted net assets and parent company only condensed financial information	12 Months Ended
Dec. 31, 2022
Restricted net assets and parent company only condensed financial information
Restricted net assets and parent company only condensed financial information

35.Restricted net assets and parent company only condensed financial information

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by the Company’s subsidiaries and VIEs incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.

In accordance with the PRC laws and regulations, statutory reserve funds shall be made and can only be used for specific purposes and are not distributable as cash dividends. As a result of these PRC laws and regulations that require annual appropriation of 10% of net after-tax profits to be set aside prior to payment of dividends as statutory surplus fund, unless such reserve fund reaches 50% of the entity’s registered capital, VIEs and subsidiaries of VIEs are restricted in their ability to transfer a portion of their net assets to the Company. Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency at the time of requesting such conversion may temporarily delay the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations.

The Company performs a test on the restricted net assets of its consolidated subsidiaries, VIEs and subsidiaries of VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3) “General Notes to Financial Statements” and concludes that the condensed financial information for the parent company is required to be presented.

35.Restricted net assets and parent company only condensed financial information (Continued)

(a)	Balance sheets

	As of December 31,
	2021	2022	2022
	RMB’000	RMB’000	US$’000
			Note 2.5(d)
ASSETS
Non-current assets
Interests in subsidiaries	1,138,922	558,800	81,018
Financial assets at fair value through profit or loss	25,503	27,859	4,039
Prepayments	19,766	—	—
Total non-current assets	1,184,191	586,659	85,057
Current assets
Other receivables and prepayments	7,170	16,765	2,431
Amounts due from Group companies	6,713	735	106
Financial assets at fair value through profit or loss	91,562	83,207	12,063
Cash and cash equivalents	44,691	4,211	611
Total current assets	150,136	104,918	15,211
Total assets	1,334,327	691,577	100,268
LIABILITIES
Non-current liabilities
Amounts due to Group companies	75,457	106,688	15,468
Total non-current liabilities	75,457	106,688	15,468
Current liabilities
Other payables and accruals	51,837	36,260	5,257
Amounts due to Group companies	1,442	2,507	363
Total current liabilities	53,279	38,767	5,620
Total liabilities	128,736	145,455	21,088
Net assets	1,205,591	546,122	79,180
SHAREHOLDERS’ /EQUITY
Share capital	61	61	9
Share premium	6,711,234	6,734,905	976,469
Other reserves	(69,091)	56,172	8,144
Accumulated losses	(5,436,613)	(6,245,016)	(905,442)
Total shareholders’ equity	1,205,591	546,122	79,180

35.Restricted net assets and parent company only condensed financial information (Continued)

(b)	Statements of loss

	Year ended December 31,
	2020	2021	2022	2022
	RMB’000	RMB’000	RMB’000	US$’000
				Note 2.5(d)
Administrative expenses	(19,480)	(51,124)	(48,689)	(7,059)
Other income and gains/(losses) - net	833	385	(13,329)	(1,933)
Finance (costs)/income – net	(1,230)	(479)	1,045	152
Fair value loss of financial instruments with preferred rights	(2,823,370)	—	—	—
Equity method on loss of subsidiaries	(225,796)	(445,020)	(747,430)	(108,367)
Loss before income tax	(3,069,043)	(496,238)	(808,403)	(117,207)
Income tax expense	—	—	—	—
Loss for the year	(3,069,043)	(496,238)	(808,403)	(117,207)

35.Restricted net assets and parent company only condensed financial information (Continued)

(c)	Statements of cash flows

	Year ended December 31,
	2020	2021	2022	2022
	RMB’000	RMB’000	RMB’000	US$’000
				Note 2.5(d)
Cash flows from operating activities
Cash used in operations	(36,241)	(35,706)	(36,359)	(5,272)
Net cash used in operating activities	(36,241)	(35,706)	(36,359)	(5,272)
Cash flows from investing activities
Investment in subsidiaries	(1,006,010)	(886,610)	(24,302)	(3,523)
Purchase of wealth management products	(21,858)	(274,955)	—	—
Redemption of wealth management products	—	199,096	—	—
Investment income from wealth management products	—	1,467	—	—
Purchase of equity security	(13,721)	—	—	—
Purchase of other investments	—	(25,894)	—	—
Purchase of derivative financial instruments	(68,078)	(350,744)	—	—
Settlement of derivative financial instruments	69,628	359,165	—	—
Others	(294)	(66)	(7,106)	(1,030)
Net cash used in investing activities	(1,040,333)	(978,541)	(31,408)	(4,553)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	1,676,816	—	—	—
Proceeds from ADS depository	23,069	—	—	—
Proceeds from issuance of financial instruments with preferred rights	70,026	—	—	—
Repurchase of ordinary shares	(4,102)	—	—	—
Proceeds from investors to the Company	299,051	48,617	—	—
Proceeds from exercise of awards	—	2,169	843	123
Proceeds from loans from Group companies	—	75,457	25,000	3,624
Payments in relation to listing expenses	(21,691)	—	—	—
Net cash generated from financing activities	2,043,169	126,243	25,843	3,747
Net increase/(decrease) in cash and cash equivalents	966,595	(888,004)	(41,924)	(6,078)
Cash and cash equivalents at beginning of year	122,104	941,541	44,691	6,480
Exchange differences on cash and cash equivalents	(147,158)	(8,846)	1,444	209
Cash and cash equivalents at end of year	941,541	44,691	4,211	611

(d)	The Company did not have any significant guarantees, capital or other commitments as of December 31, 2021 and 2022. The VIEs and subsidiaries of VIEs did not pay any dividends to the Company for the reported periods.